Note 10 - Finance Income and Expense - Finance Income and Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Interest received	$ 9	$ 13
Foreign exchange gains		13
Total	9	13
Related party loan interest payable	1,636	171	1
Convertible loan notes and preference shares interest payable	1,220	358
Financing agreement finance cost payable	217
Finance lease interest payable	55
Bank interest payable	17	5
Foreign exchange losses	93	2	1
Other finance costs	157	58
Total	$ 3,395	$ 600	$ 2